Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000266022
Account Value [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
Accumulated Value	$ 9,527		$ 11,000	$ 12,324	$ 12,417	$ 12,811	$ 13,837	$ 14,668	$ 13,869	$ 15,506	$ 17,157	$ 18,711
C000274166
Account Value [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
Accumulated Value	10,000		11,463	12,746	12,738	13,057	13,990	14,723	13,810	15,337	16,826	18,220
C000274167
Account Value [Line Items]
Line Graph and Table Measure Name		Beacon Dynamic Allocation Fund
Accumulated Value	10,000		11,572	13,001	13,131	13,588	14,713	15,630	14,813	16,611	18,416	20,141
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
60% S&P500TR/40% BB US Aggregate
Account Value [Line Items]
Accumulated Value	10,000		11,510	12,690	13,249	14,566	17,348	18,836	17,299	20,590	23,327	26,297
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
60% S&P500TR/40% BB US Aggregate
Account Value [Line Items]
Accumulated Value	10,000		11,510	12,690	13,249	14,566	17,348	18,836	17,299	20,590	23,327	26,297
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
60% S&P500TR/40% BB US Aggregate
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,510	$ 12,690	$ 13,249	$ 14,566	$ 17,348	$ 18,836	$ 17,299	$ 20,590	$ 23,327	$ 26,297